Equity	12 Months Ended
Dec. 31, 2024
Disclosure Equity Abstract
Equity

32. Equity

The table below presents the changes in shares issued and fully paid and shares authorized, by class, as of December 31, 2024, 2023 and 2022:

Shares authorized and fully issued	Note	Class A Ordinary shares	Class B Ordinary shares	Total
Conversion of class B shares in class A shares		3,459,743,431	1,150,245,114	4,609,988,545
Conversion of class B shares in class A shares		58,312,073	(58,312,073)	-
SOPs exercised and RSUs vested	10	64,418,580	-	64,418,580
Shares withheld for employees' taxes	10	(8,536,770)	-	(8,536,770)
Issuance of class A shares - Cognitect and Juntos acquisitions		1,362,201	-	1,362,201
Issuance of shares due to IPO over-allotment		27,555,298	-	27,555,298
Total as of December 31, 2022		3,602,854,813	1,091,933,041	4,694,787,854
Conversion of class B shares in class A shares		8,620,899	(8,620,899)	-
SOPs exercised and RSUs vested	10	68,312,944	-	68,312,944
Shares withheld for employees' taxes	10	(8,848,203)	-	(8,848,203)
Shares repurchased		(290,676)	-	(290,676)
Share issued to service providers		4,355,374	-	4,355,374
Issuance of class A shares - Olivia acquisition		6,097,262	-	6,097,262
Issuance of class A shares - Spin Pay acquisition		877,665	-	877,665
Issuance of class A shares - Cognitect acquisition		644,934	-	644,934
Total as of December 31, 2023		3,682,625,012	1,083,312,142	4,765,937,154
Conversion of class B shares in class A shares		32,711,444	(32,711,444)	-
SOPs exercised and RSUs vested	10	53,394,031	-	53,394,031
Shares withheld for employees' taxes		(8,860,778)	-	(8,860,778)
Shares issued to service providers		97,594	-	97,594
Issuance of class A shares - business acquisitions		8,090,639	-	8,090,639
Total as of December 31, 2024		3,768,057,942	1,050,600,698	4,818,658,640

Shares authorized and unissued	Class A Ordinary shares	Class B Ordinary shares	Total
Business combination - contingent share consideration	-	-	957,172
Reserved for the share-based payments	-	-	275,802,771
Shares authorized which may be issued class A or class B	-	-	43,508,022,627
Shares authorized and unissued as of December 31, 2024	-	-	43,784,782,570

Shares authorized issued	3,768,057,942	1,050,600,698	4,818,658,640
Total as of December 31, 2024	3,768,057,942	1,050,600,698	48,603,441,210

a) Other share events

As of December 31, 2024, the Company had authorized and unissued ordinary shares, which were related to commitments from acquisitions of entities, the issuance due to share-based payment plans (note 10) and authorized for future issuance without determined nature. These shares could be either class A or class B ordinary shares.

In the year ended December 31, 2024, the Company concluded private issuances of a total of 97,594 Class A shares as consideration paid to acquire services from third party providers (4,355,374 Class A shares issued in the year ended December 31, 2023).

b) Share capital and share premium reserve

All share classes of the Company had a nominal par value of US$0.0000067 on December 31, 2024 and 2023, and the total amount of share capital was US$84 (US$84 as of December 31, 2023).

Share premium reserve relates to amounts contributed by shareholders over the par value at the issuance of shares.

The total of exercised Stock Options (SOP) was US$5,546 for the year ended December 31, 2024 (US$9,148 and US$4,505 for the years ended December 31, 2023 and 2022).

c) Accumulated gains

The accumulated gains include the accumulated profit (losses) of the Group and the share-based payment reserve amount, as shown in the table below.

As described in note 10, the Group's share-based payments include incentives in the form of SOPs, RSUs and Awards. Further, the Company can use the reserve to absorb accumulated losses.

	2024	2023	2022
Accumulated Gain	2,280,302	329,468	(701,062)
Share-based payments reserve	1,140,294	947,481	765,639
Total attributable to shareholders of the parent company	3,420,596	1,276,949	64,577
Total accumulated gains	3,420,596	1,276,949	64,577

d) Shares repurchased and withheld

Shares may be repurchased from certain former employees when they leave the Group, as a result of contractual terms of deferred payments on business combinations, or withheld because of RSUs plans to settle the employee’s tax obligation. These shares repurchased or withheld are canceled and cannot be reissued or subscribed. During the year ended December 31, 2024 and 2023, the following shares were repurchased or withheld:

	2024	2023	2022
Number of shares repurchased	-	290,676	-
Total value of shares repurchased	-	-	-
Number of shares withheld - RSU	8,860,778	8,848,203	8,536,770
Total value of shares withheld - RSU	100,847	52,242	51,212

e) Accumulated other comprehensive income (loss)

Other comprehensive income (loss) includes the amounts, net of the related tax effect, of the adjustments to assets and liabilities recognized in equity through the consolidated statement of comprehensive income.

Other comprehensive income that may be subsequently reclassified to profit or loss is related to cash flow hedges that qualify as effective hedges and currency translation that represents the cumulative gains and losses on the retranslation of the Group’s investment in foreign operations. These amounts will remain under this heading until they are recognized in the consolidated statement of income in the periods in which the hedged items affect it, for example, in the case of the cash flow hedge.

The own credit reserve reflects the cumulative own credit gains and losses on financial liabilities designated at fair value. Amounts in the own credit reserve are not reclassified to profit or loss in future periods.

The accumulated balances are as follows:

	2024	2023	2022
Cash flow hedge effects, net of deferred taxes	22,750	12,417	(7,486)
Currency translation on foreign entities	(862,977)	135,497	(108,356)
Changes in fair value - financial instruments at FVTOCI, net of deferred taxes	11,582	7,998	(22,298)
Own credit adjustment effects	478	518	489
Total	(828,167)	156,430	(137,651)